Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Federal Home Loan Bank Advances

Note 10. Federal Home Loan Bank Advances

The Company’s Federal Home Loan Bank advances include instruments bearing fixed rates ranging from 2.94% to 4.95%. The weighted average rate of all long-term debt at December 31, 2013 and December 31, 2012 was 3.73%. Collateral consists of eligible real estate, 1-4 family first and second lien and revolving residential real estate loans and certain investment securities. The contractual maturities of long-term debt are as follows:

2014	$1,500,000
2015	3,500,000
2016	1,000,000
2017	1,750,000
2018	—

$7,750,000